Deposits - Principal Maturities of Certificate of Deposit and Individual Retirement Accounts (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Banking and Thrift [Abstract]
2015	$ 293,919
2016	103,990
2017	98,920
2018	28,209
2019	21,311
Thereafter	252
Time Deposits, Total	$ 546,601